July 17, 2020

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Cutler Trust, File Nos. 033-52850 and 811-07242

Dear Sir/Madam:

On behalf of the Cutler Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 51 to the Trust’s Registration Statement under the Securities Act of 1933. The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933. The main purpose for this filing is to create a new share class, Class II, for the Cutler Equity Fund.

If you have any questions, please contact Cassandra W. Borchers at (513) 352-6632.

Very truly yours,

/s/ Cassandra W. Borchers
Cassandra W. Borchers